Shareholder Fees - VIPEmergingMarketsPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPEmergingMarketsPortfolio-InvestorPRO | VIP Emerging Markets Portfolio
Shareholder Fees:
(fees paid directly from your investment)